Basis of Preparation (Details 5) - ILS (₪) ₪ in Millions	Dec. 31, 2018 [1]	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Equity attributable to shareholders of the Company	₪ (453)	₪ 177
Non-controlling interests	₪ 617	2,279
Total equity		2,456	₪ 2,737	₪ 2,601
In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)		4
Equity attributable to shareholders of the Company		1,224
Non-controlling interests		1,778
Total equity		3,002
Change [Member]
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)		111
Equity attributable to shareholders of the Company		22
Non-controlling interests		62
Total equity		84
In accordance with IFRS15 [Member]
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)		115
Equity attributable to shareholders of the Company		1,246
Non-controlling interests		1,840
Total equity		₪ 3,086

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1